Initial Public Offering - Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Dec. 31, 2021
Initial Public Offering [Line Items]
Common stock price per share			$ 12.00
Net proceeds placed in Trust Account	$ 276,000,000
Public Warrant
Initial Public Offering [Line Items]
Description of conversion feature			Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one half of one warrant to purchase one share of common stock (“Public Warrant”).
Sale of Units, net of underwriting discount and offering expenses, shares		24,000,000
Shares issued price per share		$ 10.00
IPO
Initial Public Offering [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares		24,000,000
Shares issued price per share		$ 10.00	$ 10.00
Common stock price per share		$ 11.50
Over-allotment Option
Initial Public Offering [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares	3,600,000
Net proceeds placed in Trust Account	$ 276,000,000